Summary of Significant Accounting Policies (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs allocated to warrant liability		$ 1,015,795
Effect of warrants sold in initial public offering and private placement to purchase shares of common stock	24,666,666	24,666,666
Federal depository insurance coverage	$ 250,000	$ 250,000	$ 250,000
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Transaction costs	25,777,859	25,777,859
Underwriting fees	9,200,000	9,200,000
Deferred underwriting fee	16,100,000	16,100,000
Other offering costs	477,859	477,859
Stock Issued, Issuance Costs		24,762,064
Offering costs allocated to warrant liability		1,015,795
LCP Edge Intermediate, Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Property and equipment, estimated useful lives description			Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to seven years.
Amortization method for capitalized software			Capitalized software is stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years.
Impairment loss long-lived assets			$ 0
Deferred capitalized costs		2,400,000	2,400,000
Unrecognized tax benefits	$ 100,000	$ 270,000	$ 270,000	$ 0		$ 0
Minimum percentage of Likely hood of tax benefit being realized upon settlement			HydraFacial recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Payment term for revenue recognition			Revenue is recognized at a point in time when control of the products are transferred to the customer. Typical payment terms provide that HydraFacial's customers pay within 30 to 120 days of the invoice.
LCP Edge Intermediate, Inc. [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Subsidiary, Sale of Stock [Line Items]
Customer concentration			One customer representing greater than 10% of HydraFacial's receivables
Concentration risk, percentage			10.00%
LCP Edge Intermediate, Inc. [Member] | Accounts Receivable [Member]
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage			10.50%
LCP Edge Intermediate, Inc. [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Subsidiary, Sale of Stock [Line Items]
Customer concentration				No customers representing greater than 10% of HydraFacial's receivables
Concentration risk, percentage				10.00%	10.00%
LCP Edge Intermediate, Inc. [Member] | Selling and Marketing Expense [Member]
Subsidiary, Sale of Stock [Line Items]
Advertising cost			$ 2,900,000	$ 4,700,000	$ 3,300,000
LCP Edge Intermediate, Inc. [Member] | Shipping and Handling [Member]
Subsidiary, Sale of Stock [Line Items]
Cost of sales			$ 3,000,000	$ 3,400,000	$ 1,800,000